Net Income Per Limited Partner Unit (Details) (USD $)	1 Months Ended	3 Months Ended								12 Months Ended			11 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014
Results of operations
Total revenue	$ 1,680,771	$ 3,776,332	$ 3,622,234	$ 3,522,067	$ 3,488,884	$ 3,544,517	$ 3,470,742	$ 3,008,357	$ 2,619,945	$ 14,409,517	$ 12,643,561	$ 6,784,362
Total expenses	(823,363)									(5,166,908)	(5,652,562)	(2,772,935)
Total other income and expenses	(3,555,756)									(8,654,762)	(2,561,183)	(2,492,923)
Net income	(2,698,348)	(2,981,646)	1,854,647	395,138	1,319,708	929,136	638,488	2,600,165	262,027	587,847	4,429,816	1,518,504
Landmark Infrastructure Partners LP, Predecessor
Results of operations
Total revenue													12,728,746
Total expenses													(4,343,545)
Total other income and expenses													(5,099,006)
Net income													$ 3,286,195